Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ 506	€ 651
Disposals and redemptions	16,907	11,913
Additions	21,091	19,995
Changes in unrealised revaluations	509	725
Financial assets at FVOCI | - Debt securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Changes in unrealised revaluations	(96)	657
Financial assets at FVOCI | - Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	62	(100)
Disposals and redemptions	1	2
Additions	11	28
Changes in unrealised revaluations	€ 605	€ 68
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Investment in Bank of Beijing | Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Negative revaluation	€ 590	€ 77
NNHB Equity Instruments | Financial assets at FVOCI | - Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposals and redemptions	€ 263